TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
TRADE AND OTHER RECEIVABLES

The trade and other receivables balance consists of:

	At December 31	At December 31
(in thousands)	2020	2019

Trade receivables	$2,644	$2,608
Receivables in MLJV and MWJV	394	1,125
Sales tax receivables	154	92
Sundry receivables	182	198
	$3,374	$4,023